Share capital (Tables)	12 Months Ended
Mar. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of share capital
An equity instrument is any contract that includes a residual interest in the consolidated assets of the Company after deducting all its liabilities and is recorded at the proceeds received, net of direct issue costs, with an amount equal to the nominal amount of the shares issued included in the share capital account and the balance recorded in the share premium account.

	Allotted, called up and fully paid
	million	£m
At 1 April 2016	3,924	447
Issued during the year in lieu of dividends[1]	19	2
At 31 March 2017	3,943	449

Effect of share consolidation[2]	(328)	—
Issued during the year in lieu of dividends[1]	23	3
At 31 March 2018	3,638	452

1.
The issue of shares under the scrip dividend programme is considered to be a bonus issue under the terms of the Companies Act 2006 and the nominal value of the shares is charged to the share premium account.

2.
On 22 May 2017 the ordinary share capital was consolidated with 11 new ordinary shares of 12 204/473 pence nominal value issued for every 12 existing ordinary shares of 11 17/43 pence nominal value. This consolidation was completed to maintain the comparability of the Company’s share price before and after the special dividend.